Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net	R$ 13,984,091	R$ 10,338,902
Risk Of Power Purchase And Sale Transactions Price [member]
IfrsStatementLineItems [Line Items]
Current assets	379,261
Current liabilities	(321,646)
Net Current	57,615
Noncurrent assets	722,423
Noncurrent liabilities	(431,938)
Net Noncurrent	290,485
Net assets	1,101,684
Net liabilities	(753,584)
Net	R$ 348,100